Share-Based compensation - Black and Scholes model (Details)	6 Months Ended
Jun. 30, 2025 EUR (€) Y D € / shares
Plan 2020 (grant 2020)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	56.32%
Risk-free interest rate.	(0.20%)
Expected life | Y	3
Exercise price	€ 11.94
Stock price	10.2
Fair value	€ 3.31
Plan 2021 (grant Sept 17 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	51.30%
Risk-free interest rate.	(0.36%)
Expected life | Y	3
Exercise price	€ 25.31
Stock price	25.75
Fair value	€ 9.22
Plan 2021 (grant Sept 17 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	52.00%
Expected volatility.	3.25%
Risk-free interest rate.	2.00%
Expected life | D	5.42
Exercise price	€ 6.68
Stock price	2.48
Fair value	€ 2.38
Plan 2021 (grant Oct 27 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	51.50%
Risk-free interest rate.	(0.18%)
Expected life | Y	3
Exercise price	€ 25.31
Stock price	20.5
Fair value	€ 5.94
Plan 2021 (grant Oct 27 2021)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	52.00%
Expected volatility.	3.25%
Risk-free interest rate.	2.00%
Expected life | D	5.42
Exercise price	€ 6.68
Stock price	2.52
Fair value	€ 2.4
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	49.80%
Risk-free interest rate.	0.37%
Expected life | Y	3
Exercise price	€ 17.76
Stock price	17.5
Fair value	€ 6.05
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	49.80%
Risk-free interest rate.	0.37%
Expected life | Y	3
Exercise price	€ 25.31
Stock price	17.5
Fair value	€ 4.15
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	49.80%
Risk-free interest rate.	0.50%
Expected life | Y	4
Exercise price	€ 17.76
Stock price	17.5
Fair value	€ 6.9
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	52.00%
Expected volatility.	3.17%
Risk-free interest rate.	2.00%
Expected life | D	5.42
Exercise price	€ 6.68
Stock price	2.67
Fair value	€ 2.23
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	52.00%
Expected volatility.	3.36%
Risk-free interest rate.	2.00%
Expected life | D	5.42
Exercise price	€ 6.68
Stock price	2.49
Fair value	€ 2.38
Plan 2021 (grant Feb 21 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	52.00%
Expected volatility.	3.03%
Risk-free interest rate.	3.00%
Expected life | €	5.42
Exercise price	€ 6.68
Stock price	3.05
Fair value	€ 2.23
Plan 2021 (grant May 14 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	49.80%
Risk-free interest rate.	1.06%
Expected life | Y	3
Exercise price	€ 13.82
Stock price	13.82
Fair value	€ 4.94
Plan 2021 (grant May 14 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	52.00%
Expected volatility.	3.13%
Risk-free interest rate.	2.00%
Expected life | €	5.42
Exercise price	€ 6.68
Stock price	2.75
Fair value	€ 1.92
Plan 2021 (grant June 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.60%
Risk-free interest rate.	1.60%
Expected life | Y	3
Exercise price	€ 12.95
Stock price	13.34
Fair value	€ 5.21
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	53.71%
Risk-free interest rate.	1.39%
Expected life | Y	3
Exercise price	€ 9.66
Stock price	9.75
Fair value	€ 3.79
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	53.97%
Risk-free interest rate.	1.45%
Expected life | Y	4
Exercise price	€ 9.66
Stock price	9.75
Fair value	€ 4.32
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	52.00%
Expected volatility.	3.13%
Risk-free interest rate.	3.00%
Expected life | €	5.42
Exercise price	€ 6.68
Stock price	2.87
Fair value	€ 1.28
Plan 2021 (grant Aug 8 2022)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	52.00%
Expected volatility.	2.98%
Risk-free interest rate.	4.00%
Expected life | €	5.42
Exercise price	€ 6.68
Stock price	3.21
Fair value	€ 1.19
Plan 2021 (grant March 24 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.20%
Expected life | Y	3
Exercise price	€ 5.42
Stock price	6.7
Fair value	€ 3.09
Plan 2021 (grant April 12 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	52.00%
Risk-free interest rate.	3.24%
Expected life | Y	3
Exercise price	€ 6.36
Stock price	7.08
Fair value	€ 3.04
Plan 2021 (grant June 14 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	51.28%
Risk-free interest rate.	3.36%
Expected life | Y	3
Exercise price	€ 7.19
Stock price	7.1
Fair value	€ 2.75
Plan 2022 (grant June 14 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	51.28%
Risk-free interest rate.	3.36%
Expected life | Y	3
Exercise price	€ 7.19
Stock price	7.1
Fair value	€ 2.75
Plan 2022 (grant Oct 20 2023)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	50.00%
Risk-free interest rate.	3.55%
Expected life | Y	3
Exercise price	€ 5.92
Stock price	5.6
Fair value	€ 2.07
Plan 2022 (grant Feb 01 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	62.20%
Risk-free interest rate.	2.63%
Expected life | Y	3
Exercise price	€ 5.24
Stock price	9.96
Fair value	€ 6.26
Plan 2022 (grant Apr 21 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	65.50%
Risk-free interest rate.	3.08%
Expected life | Y	3
Exercise price	€ 9.04
Stock price	9.2
Fair value	€ 4.4
Plan 2022 (grant Aug 2 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	66.00%
Risk-free interest rate.	2.55%
Expected life | Y	3
Exercise price	€ 7.88
Stock price	7.56
Fair value	€ 3.47
Plan 2024 (grant Aug 2 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	66.00%
Risk-free interest rate.	2.55%
Expected life | Y	3
Exercise price	€ 7.88
Stock price	7.56
Fair value	€ 3.47
Plan 2024 (grant Sep 18 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	65.20%
Risk-free interest rate.	2.38%
Expected life | Y	3
Exercise price	€ 7.2
Stock price	7.54
Fair value	€ 3.6
Plan 2024 (grant Nov 25 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.70%
Risk-free interest rate.	2.24%
Expected life | €	3
Exercise price	€ 7.69
Stock price	8.1
Fair value	€ 3.8
Plan 2024 (grant Nov 25 2024)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.70%
Risk-free interest rate.	2.24%
Expected life | €	3
Exercise price	€ 8.04
Stock price	8.1
Fair value	€ 3.7
Plan 2024 (grant Feb 1 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.00%
Risk-free interest rate.	2.26%
Expected life | €	3
Exercise price	€ 9.63
Stock price	10.15
Fair value	€ 4.76
Plan 2024 (grant Feb 1 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.00%
Risk-free interest rate.	2.26%
Expected life | €	3
Exercise price	€ 10.15
Stock price	10.15
Fair value	€ 4.61
Plan 2025 (grant Feb 1 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.00%
Risk-free interest rate.	2.26%
Expected life | €	3
Exercise price	€ 10.15
Stock price	10.15
Fair value	€ 4.61
Plan 2025 (grant Mar 14 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	63.00%
Risk-free interest rate.	2.40%
Expected life | €	3
Exercise price	€ 10.8
Stock price	10.8
Fair value	€ 4.91
Plan 2025 (grant Apr 8 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	65.24%
Risk-free interest rate.	2.11%
Expected life | €	3
Exercise price	€ 7.2
Stock price	5.76
Fair value	€ 2.31
Plan 2025 (grant May 5 2025)
Disclosure of terms and conditions of share based payment arrangement
Return Dividend	0.00%
Expected volatility.	64.97%
Risk-free interest rate.	2.02%
Expected life | €	3
Exercise price	€ 5.65
Stock price	5.65
Fair value	€ 2.6